Equity - Restricted Shares Issued for Compensation (Details) - USD ($)			12 Months Ended
	Apr. 27, 2023	Jun. 09, 2022	Jun. 30, 2023	Jun. 30, 2022	Aug. 15, 2022
Restricted Shares Issued for Compensation
Share Price					$ 0.36
After reverse share split
Restricted Shares Issued for Compensation
Number of ordinary shares vested			15,801
Share Price					$ 107.42
Lucas Wang
Restricted Shares Issued for Compensation
Annual compensation			$ 240,000
Number of equity awards issued	158,005		1,896,066
Number of ordinary shares vested			632,022
Share Price	$ 0.1703	$ 0.855
Total consideration			$ 26,909	$ 540,379
Lucas Wang | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued	5,267		63,202
Number of ordinary shares vested			21,068
Share Price	$ 5.109	$ 25.65
Jiaming Li
Restricted Shares Issued for Compensation
Annual compensation			$ 240,000
Number of equity awards issued	118,504	15,801	1,422,049
Number of ordinary shares vested			474,016
Share Price	$ 0.1703	$ 0.855
Total consideration			$ 20,181	405,296
Jiaming Li | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued	3,951		47,402
Number of ordinary shares vested			15,801
Share Price	$ 5.108	$ 25.65
Jingjing Han
Restricted Shares Issued for Compensation
Number of equity awards issued	118,504	15,801	1,422,049
Number of ordinary shares vested			474,016
Share Price	$ 0.1703	$ 0.855
Total consideration			$ 20,181	$ 405,296
Jingjing Han | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued	3,951		47,402
Share Price	$ 5.108	$ 25.65